CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

The Company elected to account for the convertible notes payable at fair value with any changes in fair value being recognized through the consolidated statements of operations until the convertible notes are settled. The fair value of the convertible notes was determined with the assistance of a third-party specialist, considering the value of the notes payable that would be received by converting into common stock in each scenario, plus a put option. In coordination with the Company’s IPO, the notes were converted to Common Stock. Convertible notes payable consisted of the following:

December 31,
2021

Secured convertible notes payable	$5,041,957
Unsecured convertible notes payable	3,740,000
Principal amount of convertible notes payable	8,781,957
Debt issuance costs	(1,185,382)
Fair value adjustments on convertible notes payable	3,555,576
Total convertible notes payable	$11,152,151